Distribution Date:	09/17/21	Benchmark 2018-B2 Mortgage Trust
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2018-B2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, | New York, NY 10179
		Master Servicer	KeyBank National Association
Additional Information	5
			Andy Lindenman	(913) 317-4372
Bond / Collateral Reconciliation - Cash Flows	6
			11501 Outlook Street,Suite 300 | Overland Park, KS 66211
Bond / Collateral Reconciliation - Balances	7	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	13-15		900 19th Street, NW,8th Floor | Washington, DC 20006
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	19
			Don Simon	(203) 660-6100
Historical Detail	20		375 North French Road,Suite 100 | Amherst, NY 14228
Delinquency Loan Detail	21	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	24
		Directing Certificateholder	Barings LLC
Modified Loan Detail	25		-
Historical Liquidated Loan Detail	26		, | ,
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	08161CAA9	2.646400%	29,604,000.00	8,584,424.66	735,929.41	18,931.52	0.00	0.00	754,860.93	7,848,495.25	30.44%	30.00%
A-2	08161CAB7	3.662300%	341,798,000.00	341,798,000.00	0.00	1,043,139.01	0.00	0.00	1,043,139.01	341,798,000.00	30.44%	30.00%
A-3	08161CAC5	3.543900%	60,000,000.00	60,000,000.00	0.00	177,195.00	0.00	0.00	177,195.00	60,000,000.00	30.44%	30.00%
A-4	08161CAD3	3.614700%	125,000,000.00	125,000,000.00	0.00	376,531.25	0.00	0.00	376,531.25	125,000,000.00	30.44%	30.00%
A-5	08161CAE1	3.881900%	444,175,000.00	444,175,000.00	0.00	1,436,869.11	0.00	0.00	1,436,869.11	444,175,000.00	30.44%	30.00%
A-SB	08161CAF8	3.780200%	54,333,000.00	54,333,000.00	0.00	171,158.01	0.00	0.00	171,158.01	54,333,000.00	30.44%	30.00%
A-S	08161CAJ0	4.083500%	165,771,000.00	165,771,000.00	0.00	564,104.90	0.00	0.00	564,104.90	165,771,000.00	19.28%	19.00%
B	08161CAK7	4.336543%	60,281,000.00	60,281,000.00	0.00	217,842.63	0.00	0.00	217,842.63	60,281,000.00	15.22%	15.00%
C	08161CAL5	4.336543%	60,280,000.00	60,280,000.00	0.00	217,839.02	0.00	0.00	217,839.02	60,280,000.00	11.16%	11.00%
D	08161CAP6	2.836543%	20,722,000.00	20,722,000.00	0.00	48,982.37	0.00	0.00	48,982.37	20,722,000.00	9.77%	9.62%
E-RR	08161CAR2	4.336543%	50,862,000.00	50,862,000.00	0.00	183,804.38	0.00	0.00	183,804.38	50,862,000.00	6.34%	6.25%
F-RR	08161CAT8	4.336543%	18,837,000.00	18,837,000.00	0.00	68,072.89	0.00	0.00	68,072.89	18,837,000.00	5.07%	5.00%
G-RR	08161CAV3	4.336543%	18,838,000.00	18,838,000.00	0.00	68,076.50	0.00	0.00	68,076.50	18,838,000.00	3.80%	3.75%
NR-RR	08161CAX9	4.336543%	56,512,898.00	56,512,898.00	0.00	194,892.69	0.00	0.00	194,892.69	56,512,898.00	0.00%	0.00%
S	08161CAZ4	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08161CBB6	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,507,014,098.00	1,485,994,322.66	735,929.41	4,787,439.28	0.00	0.00	5,523,368.69	1,485,258,393.25

Notional Certificates
X-A	08161CAG6	0.547545%	1,220,681,000.00	1,199,661,424.66	0.00	547,390.88	0.00	0.00	547,390.88	1,198,925,495.25
X-B	08161CAH4	0.000000%	60,281,000.00	60,281,000.00	0.00	0.00	0.00	0.00	0.00	60,281,000.00
X-D	08161CAM3	1.500000%	20,722,000.00	20,722,000.00	0.00	25,902.50	0.00	0.00	25,902.50	20,722,000.00
Notional SubTotal			1,301,684,000.00	1,280,664,424.66	0.00	573,293.38	0.00	0.00	573,293.38	1,279,928,495.25

Deal Distribution Total					735,929.41	5,360,732.66	0.00	0.00	6,096,662.07

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08161CAA9	289.97516079	24.85912073	0.63949196	0.00000000	0.00000000	0.00000000	0.00000000	25.49861269	265.11604006
A-2	08161CAB7	1,000.00000000	0.00000000	3.05191666	0.00000000	0.00000000	0.00000000	0.00000000	3.05191666	1,000.00000000
A-3	08161CAC5	1,000.00000000	0.00000000	2.95325000	0.00000000	0.00000000	0.00000000	0.00000000	2.95325000	1,000.00000000
A-4	08161CAD3	1,000.00000000	0.00000000	3.01225000	0.00000000	0.00000000	0.00000000	0.00000000	3.01225000	1,000.00000000
A-5	08161CAE1	1,000.00000000	0.00000000	3.23491667	0.00000000	0.00000000	0.00000000	0.00000000	3.23491667	1,000.00000000
A-SB	08161CAF8	1,000.00000000	0.00000000	3.15016675	0.00000000	0.00000000	0.00000000	0.00000000	3.15016675	1,000.00000000
A-S	08161CAJ0	1,000.00000000	0.00000000	3.40291667	0.00000000	0.00000000	0.00000000	0.00000000	3.40291667	1,000.00000000
B	08161CAK7	1,000.00000000	0.00000000	3.61378594	0.00000000	0.00000000	0.00000000	0.00000000	3.61378594	1,000.00000000
C	08161CAL5	1,000.00000000	0.00000000	3.61378600	0.00000000	0.00000000	0.00000000	0.00000000	3.61378600	1,000.00000000
D	08161CAP6	1,000.00000000	0.00000000	2.36378583	0.00000000	0.00000000	0.00000000	0.00000000	2.36378583	1,000.00000000
E-RR	08161CAR2	1,000.00000000	0.00000000	3.61378593	0.00000000	0.00000000	0.00000000	0.00000000	3.61378593	1,000.00000000
F-RR	08161CAT8	1,000.00000000	0.00000000	3.61378617	0.00000000	0.00000000	0.00000000	0.00000000	3.61378617	1,000.00000000
G-RR	08161CAV3	1,000.00000000	0.00000000	3.61378596	0.00000000	0.00000000	0.00000000	0.00000000	3.61378596	1,000.00000000
NR-RR	08161CAX9	1,000.00000000	0.00000000	3.44864087	0.16514513	2.16914854	0.00000000	0.00000000	3.44864087	1,000.00000000
S	08161CAZ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08161CBB6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08161CAG6	982.78045178	0.00000000	0.44843074	0.00000000	0.00000000	0.00000000	0.00000000	0.44843074	982.17756748
X-B	08161CAH4	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	08161CAM3	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/21 - 08/30/21	30	0.00	18,931.52	0.00	18,931.52	0.00	0.00	0.00	18,931.52	0.00
A-2	08/01/21 - 08/30/21	30	0.00	1,043,139.01	0.00	1,043,139.01	0.00	0.00	0.00	1,043,139.01	0.00
A-3	08/01/21 - 08/30/21	30	0.00	177,195.00	0.00	177,195.00	0.00	0.00	0.00	177,195.00	0.00
A-4	08/01/21 - 08/30/21	30	0.00	376,531.25	0.00	376,531.25	0.00	0.00	0.00	376,531.25	0.00
A-5	08/01/21 - 08/30/21	30	0.00	1,436,869.11	0.00	1,436,869.11	0.00	0.00	0.00	1,436,869.11	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	171,158.01	0.00	171,158.01	0.00	0.00	0.00	171,158.01	0.00
X-A	08/01/21 - 08/30/21	30	0.00	547,390.88	0.00	547,390.88	0.00	0.00	0.00	547,390.88	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	08/01/21 - 08/30/21	30	0.00	25,902.50	0.00	25,902.50	0.00	0.00	0.00	25,902.50	0.00
A-S	08/01/21 - 08/30/21	30	0.00	564,104.90	0.00	564,104.90	0.00	0.00	0.00	564,104.90	0.00
B	08/01/21 - 08/30/21	30	0.00	217,842.63	0.00	217,842.63	0.00	0.00	0.00	217,842.63	0.00
C	08/01/21 - 08/30/21	30	0.00	217,839.02	0.00	217,839.02	0.00	0.00	0.00	217,839.02	0.00
D	08/01/21 - 08/30/21	30	0.00	48,982.37	0.00	48,982.37	0.00	0.00	0.00	48,982.37	0.00
E-RR	08/01/21 - 08/30/21	30	0.00	183,804.38	0.00	183,804.38	0.00	0.00	0.00	183,804.38	0.00
F-RR	08/01/21 - 08/30/21	30	0.00	68,072.89	0.00	68,072.89	0.00	0.00	0.00	68,072.89	0.00
G-RR	08/01/21 - 08/30/21	30	0.00	68,076.50	0.00	68,076.50	0.00	0.00	0.00	68,076.50	0.00
NR-RR	08/01/21 - 08/30/21	30	112,844.24	204,225.52	0.00	204,225.52	9,332.83	0.00	0.00	194,892.69	122,584.87
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			112,844.24	5,370,065.49	0.00	5,370,065.49	9,332.83	0.00	0.00	5,360,732.66	122,584.87

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 29

Additional Information
Total Available Distribution Amount (1)	6,096,662.07
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,389,401.94	Master Servicing Fee	9,970.05
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,012.61
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	639.64
ARD Interest	0.00	Operating Advisor Fee	2,330.31
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	383.88
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	5,389,401.94	Total Fees	19,336.50

Principal		Expenses/Reimbursements
Scheduled Principal	735,929.41	Reimbursement for Interest on Advances	160.84
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	6,778.28
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,393.74
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	735,929.41	Total Expenses/Reimbursements	9,332.86

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	5,360,732.66
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	735,929.41
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	6,096,662.07
Total Funds Collected	6,125,331.35	Total Funds Distributed	6,125,331.43

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,485,994,323.39	1,485,994,323.39	Beginning Certificate Balance	1,485,994,322.66
(-) Scheduled Principal Collections	735,929.41	735,929.41	(-) Principal Distributions	735,929.41
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,485,258,393.98	1,485,258,393.98	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,486,561,724.34	1,486,561,724.34	Ending Certificate Balance	1,485,258,393.25
Ending Actual Collateral Balance	1,485,878,768.43	1,485,878,768.43

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.73)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.73)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.34
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	73,400,000.00	4.94%	42	4.4617	NAP	Defeased	3	73,400,000.00	4.94%	42	4.4617	NAP
	9,999,999 or less	16	106,162,444.12	7.15%	58	4.5461	1.510740	1.49 or less	17	423,147,734.44	28.49%	63	4.5361	0.576583
10,000,000 to 19,999,999		15	214,662,109.02	14.45%	66	4.6053	1.663202	1.50 to 1.74	15	253,761,854.37	17.09%	76	4.6011	1.633691
20,000,000 to 24,999,999		8	177,783,258.79	11.97%	76	4.1821	2.010585	1.75 to 1.99	7	221,023,561.47	14.88%	44	4.2338	1.896382
25,000,000 to 49,999,999		11	411,329,337.21	27.69%	70	4.2826	1.675299	2.00 to 2.24	7	146,363,844.55	9.85%	70	4.0370	2.117307
	50,000,000 or greater	8	501,921,244.84	33.79%	48	3.8916	2.187128	2.25 or greater	12	367,561,399.15	24.75%	57	3.5799	3.466452
	Totals	61	1,485,258,393.98	100.00%	60	4.2127	1.889434	Totals	61	1,485,258,393.98	100.00%	60	4.2127	1.889434
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	5	73,400,000.00	4.94%	42	4.4617	NAP	Washington, DC	1	57,660,000.00	3.88%	16	3.2420	2.300000
Alabama	1	8,403,115.65	0.57%	75	4.5580	2.430000	Totals	67	1,485,258,393.98	100.00%	60	4.2127	1.889434
Arizona	1	41,000,000.00	2.76%	76	3.5595	2.630000
									Property Type³
California	8	312,610,576.35	21.05%	65	3.7414	2.123950
Colorado	1	4,043,378.76	0.27%	75	5.1050	1.500000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Connecticut	1	24,750,000.00	1.67%	75	4.2169	2.120000		Properties	Balance	Agg. Bal.			DSCR¹
Florida	4	97,636,511.87	6.57%	77	4.6450	1.389084	Defeased	5	73,400,000.00	4.94%	42	4.4617	NAP
Georgia	7	56,884,967.03	3.83%	76	5.0428	1.615693	Lodging	15	270,544,229.20	18.22%	65	4.7779	0.371275
Illinois	2	104,000,000.00	7.00%	30	4.3367	1.908173	Mixed Use	2	83,000,000.00	5.59%	76	4.1834	1.858675
Louisiana	1	12,589,699.88	0.85%	16	4.9300	2.200000	Mobile Home Park	2	6,707,059.41	0.45%	77	4.8500	1.650000
Maryland	1	14,853,561.47	1.00%	76	4.7750	1.900000	Multi-Family	11	221,826,841.29	14.94%	35	3.8261	2.348471
Massachusetts	1	35,000,000.00	2.36%	76	3.9000	2.090000	Office	17	588,516,798.12	39.62%	62	3.9656	2.113458
Michigan	1	23,406,594.49	1.58%	77	5.0300	1.610000	Other	1	24,500,000.00	1.65%	76	4.2820	1.740000
Minnesota	4	58,965,738.69	3.97%	74	4.7410	0.670000	Retail	11	209,127,560.93	14.08%	76	4.4560	2.731069
New Jersey	7	85,000,000.00	5.72%	36	3.9077	1.270309	Self Storage	3	7,635,905.26	0.51%	77	4.9500	2.280000
New Mexico	1	9,032,379.23	0.61%	75	5.7100	0.550000	Totals	67	1,485,258,393.98	100.00%	60	4.2127	1.889434
New York	3	138,000,000.00	9.29%	76	4.0266	1.840725
North Carolina	4	51,312,733.18	3.45%	36	4.8999	0.634757
Ohio	2	38,443,759.94	2.59%	77	4.5968	2.280803
Oregon	1	19,500,000.00	1.31%	75	4.0420	2.640000
Pennsylvania	2	35,745,282.60	2.41%	74	4.1095	8.610551
Rhode Island	1	10,661,856.22	0.72%	76	4.4000	2.140000
Tennessee	1	6,749,490.40	0.45%	75	4.9100	1.560000
Texas	4	61,408,748.45	4.13%	72	4.8439	(0.043259)
Virginia	2	104,200,000.00	7.02%	55	4.1727	1.621248

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	73,400,000.00	4.94%	42	4.4617	NAP	Defeased	3	73,400,000.00	4.94%	42	4.4617	NAP
	3.99999% or less	16	478,460,000.00	32.21%	50	3.5323	2.438114	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	15	442,789,714.94	29.81%	65	4.2565	2.061053	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	22	423,582,718.15	28.52%	69	4.7007	1.150595	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	5	67,025,960.89	4.51%	77	5.4243	1.420322	37 months to 48 months	55	1,330,781,302.27	89.60%	62	4.1647	2.014858
	Totals	61	1,485,258,393.98	100.00%	60	4.2127	1.889434	49 months or greater	3	81,077,091.71	5.46%	48	4.7764	(0.241888)
								Totals	61	1,485,258,393.98	100.00%	60	4.2127	1.889434
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	73,400,000.00	4.94%	42	4.4617	NAP	Defeased	3	73,400,000.00	4.94%	42	4.4617	NAP
	84 months or less	58	1,411,858,393.98	95.06%	61	4.1998	1.885263	Interest Only	25	783,630,000.00	52.76%	51	3.8419	2.090832
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	356 months or less	33	628,228,393.98	42.30%	74	4.6462	1.628843
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	61	1,485,258,393.98	100.00%	60	4.2127	1.889434	Totals	61	1,485,258,393.98	100.00%	60	4.2127	1.889434
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	73,400,000.00	4.94%	42	4.4617	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	55	1,366,553,695.15	92.01%	62	4.1710	1.890702
	13 months to 24 months	2	31,434,053.65	2.12%	52	4.7981	1.792348
	25 months or greater	1	13,870,645.18	0.93%	77	5.6848	1.560000
	Totals	61	1,485,258,393.98	100.00%	60	4.2127	1.889434
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 29

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	10187366	1	OF	Lisle	IL	Actual/360	4.35425%	298,040.20	0.00	0.00	N/A	01/06/23	--	79,500,000.00	79,500,000.00	09/06/21
2	10187367	1	RT	Aventura	FL	Actual/360	4.66925%	265,722.82	96,020.51	0.00	N/A	02/01/28	--	66,091,526.66	65,995,506.15	09/01/21
3	10187368	1	OF	Sunnyvale	CA	Actual/360	3.36525%	197,038.16	0.00	0.00	01/06/28	04/06/31	--	68,000,000.00	68,000,000.00	09/06/21
4	10187369	1	MF	Alexandria	VA	Actual/360	3.88025%	200,466.67	0.00	0.00	N/A	12/01/24	--	60,000,000.00	60,000,000.00	09/01/21
5	10187370	1	LO	Rochester	MN	Actual/360	4.74125%	241,140.05	100,619.85	0.00	N/A	11/06/27	--	59,066,358.54	58,965,738.69	09/06/21
6A-1	10187371	1	LO	San Francisco	CA	Actual/360	4.14525%	133,804.60	60,520.37	0.00	N/A	01/06/28	--	37,487,571.27	37,427,050.90	09/06/21
6A-3	10187372	1				Actual/360	4.14525%	66,902.30	30,260.19	0.00	N/A	01/06/28	--	18,743,785.41	18,713,525.22	09/06/21
7	10187373	1	OF	Washington	DC	Actual/360	3.24225%	160,970.70	0.00	0.00	N/A	01/06/23	--	57,660,000.00	57,660,000.00	09/06/21
8	10187374	1	MF	San Jose	CA	Actual/360	2.94125%	145,595.59	0.00	0.00	N/A	12/06/22	--	57,500,000.00	57,500,000.00	08/06/21
9	10187375	1	OF	Belmont	CA	Actual/360	3.71725%	173,800.73	0.00	0.00	N/A	01/01/28	--	54,300,000.00	54,300,000.00	09/01/21
10A-2-C2	10187376	1	OF	New York	NY	Actual/360	3.60525%	93,117.35	0.00	0.00	N/A	11/06/27	--	30,000,000.00	30,000,000.00	09/06/21
10A-2-C4	10187377	1				Actual/360	3.60525%	62,078.23	0.00	0.00	N/A	11/06/27	--	20,000,000.00	20,000,000.00	09/06/21
11	10187378	1	MU	New York	NY	Actual/360	4.39025%	181,453.33	0.00	0.00	N/A	01/06/28	--	48,000,000.00	48,000,000.00	09/06/21
12	10187379	1	LO	Austin	TX	Actual/360	4.92025%	185,096.92	54,277.44	0.00	N/A	08/01/27	--	43,689,281.15	43,635,003.71	09/01/21
13	10187380	1	OF	Alexandria	VA	Actual/360	4.57025%	173,939.28	0.00	0.00	N/A	02/06/28	--	44,200,000.00	44,200,000.00	09/06/21
14A-1	10187381	1	IN	Various	Various	Actual/360	4.47025%	115,475.00	0.00	0.00	N/A	02/06/23	--	30,000,000.00	30,000,000.00	09/06/21
14A-2	10187382	1				Actual/360	4.47025%	49,654.25	0.00	0.00	N/A	02/06/23	--	12,900,000.00	12,900,000.00	09/06/21
15A-2-C4	10184031	1	OF	Tempe	AZ	Actual/360	3.55925%	61,302.50	0.00	0.00	01/06/28	01/06/33	--	20,000,000.00	20,000,000.00	09/06/21
15A-2-C5	10184032	1				Actual/360	3.55925%	64,367.63	0.00	0.00	01/06/28	01/06/33	--	21,000,000.00	21,000,000.00	09/06/21
16	10187383	1	OF	West Hollywood	CA	Actual/360	4.38625%	151,067.31	0.00	0.00	N/A	01/06/28	--	40,000,000.00	40,000,000.00	09/06/21
17	10187384	1	RT	New York	NY	Actual/360	4.11825%	141,842.22	0.00	0.00	N/A	02/01/28	--	40,000,000.00	40,000,000.00	09/01/21
18	10187385	1	RT	Whitehall	PA	Actual/360	4.05625%	115,684.90	54,945.64	0.00	N/A	11/01/27	--	33,122,228.24	33,067,282.60	08/01/21
19	10187386	1	MU	Chestnut Hill	MA	Actual/360	3.90025%	117,541.67	0.00	0.00	N/A	01/01/28	--	35,000,000.00	35,000,000.00	08/01/21
20	10187387	1	MF	Tempe	AZ	Actual/360	4.45025%	116,874.31	0.00	0.00	N/A	01/06/28	--	30,500,000.00	30,500,000.00	09/06/21
21	10187388	1	OF	Jersey City	NJ	Actual/360	4.14025%	106,950.00	0.00	0.00	N/A	11/01/27	--	30,000,000.00	30,000,000.00	08/01/21
22	10187389	1	LO	Charlotte	NC	Actual/360	4.53025%	117,025.00	0.00	0.00	N/A	06/01/22	--	30,000,000.00	30,000,000.00	08/01/21
23	10187390	1	OF	Stamford	CT	Actual/360	4.21725%	89,872.68	0.00	0.00	N/A	12/06/27	--	24,750,000.00	24,750,000.00	08/06/21
24	10187391	1	98	Deerfield	IL	Actual/360	4.28225%	90,338.31	0.00	0.00	N/A	01/06/28	--	24,500,000.00	24,500,000.00	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential															Page 13 of 29

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
25	10187392	1	MF	Waterford	MI	Actual/360	5.03025%	101,494.07	25,628.89	0.00	N/A	02/06/28	--	23,432,223.38	23,406,594.49	08/06/21
26	10187393	1	OF	Santa Clarita	CA	Actual/360	4.39025%	88,836.53	0.00	0.00	N/A	12/06/27	--	23,500,000.00	23,500,000.00	09/06/21
27	10187394	1	RT	Cincinnati	OH	Actual/360	4.62025%	82,172.35	28,303.32	0.00	N/A	02/06/28	--	20,654,967.62	20,626,664.30	09/06/21
28	10187395	1	LO	East Point	GA	Actual/360	4.71025%	76,579.56	36,984.26	0.00	N/A	01/06/28	--	18,881,338.03	18,844,353.77	09/06/21
29	10187396	1	OF	Portland	OR	Actual/360	4.04225%	67,871.92	0.00	0.00	N/A	12/06/27	--	19,500,000.00	19,500,000.00	09/06/21
30	10187397	1	OF	Independence	OH	Actual/360	4.57025%	70,200.82	21,752.73	0.00	N/A	01/06/28	--	17,838,848.37	17,817,095.64	09/06/21
31	10187398	1	LO	Augusta	GA	Actual/360	5.68425%	81,703.12	19,689.59	0.00	N/A	02/01/28	--	16,692,652.82	16,672,963.23	09/01/21
32	10187399	1	MF	Hyattsville	MD	Actual/360	4.77525%	61,146.20	17,327.09	0.00	N/A	01/01/28	--	14,870,888.56	14,853,561.47	09/01/21
33	10185823	1	LO	Greensboro	NC	Actual/360	5.68525%	67,971.66	14,640.32	0.00	N/A	02/06/28	--	13,885,285.50	13,870,645.18	09/06/21
34	10187400	1	OF	Boca Raton	FL	Actual/360	4.55025%	52,418.39	16,385.78	0.00	N/A	01/06/28	--	13,378,674.23	13,362,288.45	09/06/21
35	10187108	1	MF	Jersey City	NJ	Actual/360	3.78125%	43,320.06	0.00	0.00	N/A	01/01/23	--	13,305,254.90	13,305,254.90	09/01/21
36	10187401	1	LO	New Orleans	LA	Actual/360	4.93025%	53,511.25	15,187.92	0.00	N/A	01/06/23	--	12,604,887.80	12,589,699.88	08/06/21
37	10187402	1	OF	Palm Beach Gardens	FL	30/360	4.69325%	46,054.51	18,722.63	0.00	N/A	02/01/28	--	11,776,136.66	11,757,414.03	08/01/21
38	10187403	1	MF	Houston	TX	Actual/360	4.54025%	43,329.84	16,688.90	0.00	N/A	12/06/27	--	11,083,374.23	11,066,685.33	09/06/21
39	10187109	1	MF	Jersey City	NJ	Actual/360	3.78125%	37,183.85	0.00	0.00	N/A	01/01/23	--	11,420,588.24	11,420,588.24	09/01/21
40	10187404	1	RT	Atlanta	GA	Actual/360	4.77025%	42,064.26	14,665.35	0.00	N/A	01/06/28	--	10,240,842.81	10,226,177.46	09/06/21
41	10187405	1	RT	Cranston	RI	Actual/360	4.40025%	40,447.77	13,509.22	0.00	N/A	01/06/28	--	10,675,365.44	10,661,856.22	09/06/21
42	10187110	1	MF	Jersey City	NJ	Actual/360	3.78125%	31,593.98	0.00	0.00	N/A	01/01/23	--	9,703,725.49	9,703,725.49	09/01/21
43	10187406	1	LO	Albuquerque	NM	Actual/360	5.71025%	44,464.48	10,733.78	0.00	N/A	12/01/27	--	9,043,113.01	9,032,379.23	09/01/21
44	10187407	1	OF	San Francisco	CA	Actual/360	4.44025%	34,410.00	0.00	0.00	N/A	01/06/28	--	9,000,000.00	9,000,000.00	08/06/21
45	10182612	1	RT	Homewood	AL	Actual/360	4.55825%	33,022.34	10,339.34	0.00	N/A	12/06/27	--	8,413,454.99	8,403,115.65	09/06/21
46	10187113	1	MF	Jersey City	NJ	Actual/360	3.78125%	25,944.43	0.00	0.00	N/A	01/01/23	--	7,968,529.41	7,968,529.41	09/01/21
47	10187409	1	RT	Smithfield	NC	Actual/360	4.92825%	31,627.45	10,966.94	0.00	N/A	03/06/27	--	7,453,054.94	7,442,088.00	09/06/21
48	10187410	1	SS	Conyers	GA	Actual/360	4.95025%	32,584.35	8,515.94	0.00	N/A	02/06/28	--	7,644,421.20	7,635,905.26	08/06/21
49	10187111	1	MF	Jersey City	NJ	Actual/360	3.78125%	24,148.79	0.00	0.00	N/A	01/01/23	--	7,417,019.61	7,417,019.61	09/01/21
50	10181917	1	LO	Nashville	TN	Actual/360	4.91025%	28,577.24	9,466.32	0.00	N/A	12/06/27	--	6,758,956.72	6,749,490.40	09/06/21
51	10187411	1	MH	Georgetown	TX	Actual/360	4.85025%	28,050.61	9,415.51	0.00	N/A	02/06/28	--	6,716,474.92	6,707,059.41	09/06/21
52	10187412	1	RT	Ocala	FL	Actual/360	4.51025%	25,364.62	9,891.32	0.00	N/A	12/06/27	--	6,531,194.56	6,521,303.24	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential															Page 14 of 29

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
53	10187112	1	MF	Jersey City	NJ	Actual/360	3.78125%	16,881.26	0.00	0.00	N/A	01/01/23	--	5,184,882.35	5,184,882.35	09/01/21
54	10187413	1	LO	Glenwood Springs	CO	Actual/360	5.10525%	17,798.55	5,452.85	0.00	N/A	12/01/27	--	4,048,831.61	4,043,378.76	09/01/21
55	10187414	1	OF	San Diego	CA	Actual/360	4.46025%	16,015.12	0.00	0.00	N/A	01/06/28	--	4,170,000.00	4,170,000.00	09/06/21
56	10187415	1	RT	Lawrenceville	GA	Actual/360	4.78025%	14,449.96	5,017.41	0.00	N/A	01/06/28	--	3,510,584.72	3,505,567.31	09/06/21
57	10187416	1	RT	Johnstown	PA	Actual/360	4.77025%	10,999.89	0.00	0.00	N/A	01/06/28	--	2,678,000.00	2,678,000.00	09/06/21
Totals								5,389,401.94	735,929.41	0.00				1,485,994,323.39	1,485,258,393.98
(1) Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential															Page 15 of 29

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	10,068,885.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	6,168,082.80	2,711,066.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	27,944,632.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	11,422,194.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	2,547,499.14	5,658,205.17	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-1	1	(2,473,725.35)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-3	1	(2,473,725.35)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	7,845,044.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	28,590,966.00	0.00	--	--	--	0.00	0.00	144,315.66	144,315.66	0.00	0.00
9	1	5,984,641.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-2-C2	1	71,764,480.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-2-C4	1	71,764,480.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	3,289,355.11	1,890,131.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	(430,077.06)	(1,450,553.39)	04/01/20	03/31/21	--	0.00	0.00	1,436,246.16	1,436,246.16	0.00	0.00
13	1	4,676,987.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A-1	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14A-2	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15A-2-C4	1	53,434,465.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A-2-C5	1	53,434,465.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	12,889,573.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	5,387,187.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	19,682,725.93	0.00	--	--	--	0.00	0.00	170,392.39	170,392.39	0.00	0.00
19	1	9,670,490.00	0.00	--	--	--	0.00	0.00	116,988.62	116,988.62	0.00	0.00
20	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1	10,333,903.87	0.00	--	--	--	0.00	0.00	106,734.29	106,734.29	0.00	0.00
22	1	(134,825.00)	0.00	--	--	--	0.00	0.00	116,809.29	116,809.29	0.00	0.00
23	1	4,892,146.00	0.00	--	--	--	0.00	0.00	89,694.72	89,694.72	0.00	0.00
24	1	1,853,410.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 29

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	1	2,309,609.56	562,360.02	01/01/21	03/31/21	--	0.00	0.00	126,399.60	126,399.60	0.00	0.00
26	1	2,019,884.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	2,039,860.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	2,284,522.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	2,745,674.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	1,811,270.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	4,381,821.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	0.00	1,998,205.55	07/01/18	06/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	1,569,563.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	3,651,532.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	0.00	0.00	--	--	--	0.00	0.00	823,307.64	823,307.64	0.00	0.00
37	1	1,360,164.54	0.00	--	--	--	0.00	0.00	64,229.07	64,229.07	0.00	0.00
38	1	1,125,642.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	3,139,268.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	1,159,912.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	1,157,550.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	3,085,250.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	439,299.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	0.00	602,211.00	01/01/20	09/30/20	--	0.00	0.00	33,822.15	33,822.15	0.00	0.00
45	1	1,002,723.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1	2,531,146.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1	932,984.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	907,299.98	0.00	--	--	--	0.00	0.00	40,732.65	40,732.65	0.00	0.00
49	1	2,272,608.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	866,216.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	752,389.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1	778,890.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
53	1	1,527,593.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	417,839.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	400,263.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	1	285,289.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	1	302,370.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		465,391,709.35	11,971,626.33				0.00	0.00	3,269,672.24	3,269,672.24	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	12,589,699.88	0	0.00	0	0.00	4.212738%	4.197612%	60
08/17/21	0	0.00	0	0.00	1	12,604,887.80	0	0.00	0	0.00	1	18,881,338.03	0	0.00	0	0.00	4.212966%	4.197839%	61
07/16/21	0	0.00	0	0.00	1	12,620,011.52	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.213192%	4.198065%	62
06/17/21	0	0.00	0	0.00	1	12,636,794.53	0	0.00	0	0.00	1	18,957,329.19	0	0.00	0	0.00	4.213441%	4.198313%	63
05/17/21	0	0.00	0	0.00	2	31,179,959.74	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.213509%	4.198380%	65
04/16/21	0	0.00	0	0.00	2	31,237,293.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.213756%	4.198626%	66
03/17/21	1	23,565,205.48	0	0.00	2	31,290,245.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.213978%	4.198847%	67
02/18/21	0	0.00	0	0.00	2	31,355,469.76	0	0.00	0	0.00	1	44,039,938.38	0	0.00	0	0.00	4.214269%	4.199138%	68
01/15/21	0	0.00	0	0.00	3	75,500,445.52	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.214471%	4.199340%	69
12/17/20	0	0.00	0	0.00	3	75,605,046.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.214655%	4.199524%	70
11/18/20	1	23,600,000.00	0	0.00	3	75,719,412.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.214856%	4.199725%	71
10/19/20	0	0.00	0	0.00	3	75,823,102.99	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.215002%	4.199871%	72
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	10187374	08/06/21	0	B	144,315.66	144,315.66	0.00	57,500,000.00
18	10187385	08/01/21	0	B	170,392.39	170,392.39	0.00	33,122,228.24
19	10187386	08/01/21	0	B	116,988.62	116,988.62	0.00	35,000,000.00
21	10187388	08/01/21	0	B	106,734.29	106,734.29	0.00	30,000,000.00
22	10187389	08/01/21	0	B	116,809.29	116,809.29	0.00	30,000,000.00
23	10187390	08/06/21	0	B	89,694.72	89,694.72	0.00	24,750,000.00
25	10187392	08/06/21	0	B	126,399.60	126,399.60	0.00	23,432,223.38
36	10187401	08/06/21	0	B	823,307.64	823,307.64	33,000.00	12,775,035.39	04/13/20	1
37	10187402	08/01/21	0	B	64,229.07	64,229.07	0.00	11,776,136.66
44	10187407	08/06/21	0	B	33,822.15	33,822.15	0.00	9,000,000.00
48	10187410	08/06/21	0	B	40,732.65	40,732.65	0.00	7,644,421.20
Totals					1,833,426.08	1,833,426.08	33,000.00	275,000,044.87
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		30,000,000	30,000,000	0		0
13 - 24 Months		305,149,700	305,149,700	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		60,000,000	60,000,000	0		0
49 - 60 Months		0	0	0		0
> 60 Months		1,090,108,694	1,090,108,694	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	1,485,258,394	1,485,258,394	0	0	0	0
Aug-21	1,485,994,323	1,473,389,436	0	0	12,604,888	0
Jul-21	1,486,727,300	1,474,107,289	0	0	12,620,012	0
Jun-21	1,487,523,175	1,474,886,381	0	0	12,636,795	0
May-21	1,487,784,333	1,456,604,373	0	0	31,179,960	0
Apr-21	1,488,576,106	1,457,338,813	0	0	31,237,294	0
Mar-21	1,489,298,728	1,434,443,277	23,565,205	0	31,290,246	0
Feb-21	1,490,216,988	1,458,861,518	0	0	31,355,470	0
Jan-21	1,490,899,975	1,415,399,529	0	0	75,500,446	0
Dec-20	1,491,513,537	1,415,908,491	0	0	75,605,046	0
Nov-20	1,492,168,428	1,392,849,015	23,600,000	0	75,719,412	0
Oct-20	1,492,670,530	1,416,847,427	0	0	75,823,103	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
28	10187395	18,844,353.77	18,844,204.37	21,100,000.00	09/28/20	2,071,777.67	1.52000	12/31/19	01/06/28	255
36	10187401	12,589,699.88	12,775,035.39	16,800,000.00	10/07/20	1,421,272.11	2.20000	12/31/19	01/06/23	316
Totals		31,434,053.65	31,619,239.76	37,900,000.00		3,493,049.78

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
28	10187395	LO	GA	04/02/20	1

9/13/2021 COVID - Loan transferred to special servicing effective 4/2/20 due to imminent default. The subject is a 174-unit lodging property built in 2009 renovated in 2016 and located in East Point GA. A lender inspection was completed

6/21/2021 and foun d the collateral to be in good condition with no deferred maintenance. Forbearance relief has been agreed to and closed. SpecialServicer is finalizing onboarding of modified terms with Master Servicer. May 2021 TTM 49.9%

occupancy $88.93 ADR and $44.38 RevPAR with a RevPAR Index of 95.2.

36	10187401	LO	LA	04/13/20	1

9/13/2021 COVID - Loan transferred to special servicing effective 4/13/2020 for imminent monetary default. The 129-unit lodging property was built in 1999 renovated in 2015 and is located in New Orleans LA. A lender inspection was completed

5/4/2021 andf ound the collateral to be in good condition with some deferred maintenance and the property was under renovation with a completion date of June 2020. Forbearance relief has been agreed to and closed. SpecialServicer is finalizing on boarding of modified terms with Master Servicer. May 2021 TTM 44.8% occupancy $104.33 ADR and $46.74 RevPAR with a RevPAR Index of 85.9.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 24 of 29

					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
12	10187379	1	0.00	4.92003%	0.00	4.92003%	10	01/21/21	01/21/21	01/21/21
28	10187395	1	18,528,176.37	4.71003%	18,528,176.37 4.71003%		9	05/12/21	05/12/21	05/12/21
33	10185823	1	14,100,540.60	5.68483%	14,100,540.60 5.68483%		10	08/07/20	08/07/20	08/07/20
Totals			32,628,716.97		32,628,716.97
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
12	0.00	0.00	0.00	0.00	2,393.74	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	4,064.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	2,713.55	0.00	0.00	0.00	0.00	0.00	160.84	0.00	0.00	0.00
Total	0.00	0.00	6,778.28	0.00	2,393.74	0.00	0.00	0.00	160.84	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		9,332.86

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Supplemental Notes
April 2018 - Prosup ID change
The prosup ID for loan 10187376 changed from 10A-2-C1 to 10A-2-C2

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